EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Postretirement Medicare Plan [Member]
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$ 1,454	$ 1,912	$ 1,882
Service cost	2	4	5
Interest cost	71	57	52
Benefits paid	(13)	(4)	(4)
Change in medical plan provisions	0	0	0
Actuarial gain, net	(195)	(515)	(23)
Benefit medical plan related obligation end of period	1,319	1,454	1,912
Change in plan assets:
Fair value of plan assets at beginning of period	0	0	0
Employer contribution	13	4	4
Benefits paid	(13)	(4)	(4)
Fair value of plan assets at end of period	0	0	0
Medical plan related net funding	(1,319)	(1,454)	(1,912)
Pension Plan [Member]
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	17,436	22,081	23,467
Interest cost	891	627	575
Benefits paid	(963)	(804)	(778)
Change in medical plan provisions	0	0	0
Actuarial gain, net	917	(4,468)	(1,183)
Benefit medical plan related obligation end of period	18,281	17,436	22,081
Change in plan assets:
Fair value of plan assets at beginning of period	19,511	25,750	25,985
Actual return on plan assets	1,628	(5,211)	616
Employer contribution	0	0	0
Expenses paid	(224)	(224)	(73)
Benefits paid	(962)	(804)	(778)
Fair value of plan assets at end of period	19,953	19,511	25,750
Medical plan related net funding	$ 1,672	$ 2,075	$ 3,669